Debtor-in-Possession Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Debtor-in-Possession Financial Information [Abstract]
Liabilities Subject To Compromise Disclosures [Table Text Block]
As required by ASC Topic 852, the amount of liabilities subject to compromise represents management's estimate of known or potential prepetition and post-petition claims to be addressed in connection with the bankruptcy filing.  Such claims are subject to future adjustments.  The liabilities subject to compromise consist of the following at December 31, 2012 (in $1,000s):

Trust-preferred securities	$151,296
Senior notes	6,820
Accrued interest payable	33,318
Accrued estimated taxes payable	7,108
Accounts payable and other accrued liabilities	1,751

Total liabilities subject to compromise	$200,293

Reorganization Expense Items [Table Text Block]
Professional advisory fees and other costs directly associated with the reorganization are reported separately as reorganization items pursuant to ASC Topic 852.  From the August 9, 2012 bankruptcy filing date forward, the reorganization items for the year ended December 31, 2012 consisted of the following (in $1,000s):

Deferred issuance costs	$2,081
Professional fees	875

Total reorganization items	$2,956